UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944
                                                      --------

                     Oppenheimer Rising Dividend Fund, Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS--97.4%
CONSUMER DISCRETIONARY--7.9%
HOTELS, RESTAURANTS & LEISURE--3.0%
McDonald's Corp.(1)                                     255,000   $   15,246,450
Yum! Brands, Inc.                                       417,800       14,965,596
                                                                  --------------
                                                                      30,212,046
                                                                  --------------
MEDIA--1.2%
McGraw-Hill Cos., Inc. (The)                            309,500       12,587,365
                                                                  --------------
SPECIALTY RETAIL--2.4%
Staples, Inc.                                           666,500       14,996,250
Tiffany & Co.                                           260,000        9,825,400
                                                                  --------------
                                                                      24,821,650
                                                                  --------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Nike, Inc., Cl. B                                       219,300       12,868,524
                                                                  --------------
CONSUMER STAPLES--11.9%
BEVERAGES--1.5%
PepsiCo, Inc.                                           238,500       15,874,560
                                                                  --------------
FOOD PRODUCTS--4.1%
Cadbury plc, Sponsored ADR                              147,400        6,982,338
Kellogg Co.                                             328,700       17,440,822
Kraft Foods, Inc., Cl. A                                348,300       11,082,906
Nestle SA, Sponsored ADR                                140,500        6,167,950
                                                                  --------------
                                                                      41,674,016
                                                                  --------------
HOUSEHOLD PRODUCTS--4.1%
Colgate-Palmolive Co.                                   282,000       20,944,140
Procter & Gamble Co. (The)                              323,900       21,208,972
                                                                  --------------
                                                                      42,153,112
                                                                  --------------
TOBACCO--2.2%
Lorillard, Inc.                                         108,900        7,308,279
Philip Morris International, Inc.                       295,408       15,257,823
                                                                  --------------
                                                                      22,566,102
                                                                  --------------
ENERGY--12.5%
ENERGY EQUIPMENT & SERVICES--2.0%
Schlumberger Ltd.                                       197,900       20,106,640
                                                                  --------------
OIL, GAS & CONSUMABLE FUELS--10.5%
Chevron Corp.                                           207,800       17,571,568
ConocoPhillips(1)                                       167,300       13,655,026
Exxon Mobil Corp.                                       233,935       18,815,392
Occidental Petroleum Corp.(1)                           176,600       13,921,378
Petroleo Brasileiro SA, ADR                             229,600       12,836,936
Spectra Energy Corp.                                    585,600       15,910,752
Total SA, Sponsored ADR                                 192,739       14,744,534
                                                                  --------------
                                                                     107,455,586
                                                                  --------------
FINANCIALS--13.4%
CAPITAL MARKETS--4.1%
Credit Suisse Group AG, ADR                             475,500       23,717,940
Lehman Brothers Holdings, Inc.                          228,100        3,955,254


                   1 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                       SHARES          VALUE
                                                     ----------   --------------
CAPITAL MARKETS CONTINUED
Northern Trust Corp.                                    182,500   $   14,266,025
                                                                  --------------
                                                                      41,939,219
                                                                  --------------
COMMERCIAL BANKS--4.3%
U.S. Bancorp                                            644,200       19,718,962
Wells Fargo & Co.                                       802,632       24,295,671
                                                                  --------------
                                                                      44,014,633
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
CME Group, Inc.                                          13,500        4,861,755
JPMorgan Chase & Co.                                    582,200       23,654,786
                                                                  --------------
                                                                      28,516,541
                                                                  --------------
INSURANCE--2.2%
Chubb Corp.                                             226,800       10,895,472
Prudential Financial, Inc.(1)                           167,000       11,517,990
                                                                  --------------
                                                                      22,413,462
                                                                  --------------
HEALTH CARE--11.4%
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Bard (C.R.), Inc.                                       120,400       11,177,936
Baxter International, Inc.                              197,300       13,536,753
Medtronic, Inc.                                         255,300       13,487,499
Stryker Corp.                                           189,700       12,176,843
                                                                  --------------
                                                                      50,379,031
                                                                  --------------
PHARMACEUTICALS--6.5%
Bristol-Myers Squibb Co.                                770,400       16,270,848
Johnson & Johnson                                       185,400       12,694,338
Novartis AG, ADR                                        234,770       13,933,600
Roche Holding AG                                         59,276       10,946,409
Teva Pharmaceutical Industries Ltd., Sponsored ADR      288,500       12,936,340
                                                                  --------------
                                                                      66,781,535
                                                                  --------------
INDUSTRIALS--15.1%
AEROSPACE & DEFENSE--4.1%
Lockheed Martin Corp.(1)                                 94,100        9,817,453
Rockwell Collins, Inc.(1)                               220,600       10,961,614
United Technologies Corp.                               327,021       20,922,804
                                                                  --------------
                                                                      41,701,871
                                                                  --------------
AIR FREIGHT & LOGISTICS--0.6%
C.H. Robinson Worldwide, Inc.(1)                        127,300        6,135,860
                                                                  --------------
ELECTRICAL EQUIPMENT--3.2%
ABB Ltd., Sponsored ADR                                 446,900       11,717,718
Emerson Electric Co.                                    420,900       20,497,830
                                                                  --------------
                                                                      32,215,548
                                                                  --------------
INDUSTRIAL CONGLOMERATES--2.7%
General Electric Co.                                    974,900       27,579,921
                                                                  --------------
MACHINERY--3.0%
Caterpillar, Inc.(1)                                    167,700       11,658,504
Deere & Co.(1)                                          135,100        9,478,616


                   2 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                       SHARES          VALUE
                                                     ----------   --------------
MACHINERY CONTINUED
Paccar, Inc.(1)                                         230,000   $    9,673,800
                                                                  --------------
                                                                      30,810,920
                                                                  --------------
ROAD & RAIL--1.5%
Norfolk Southern Corp.                                  216,600       15,577,872
                                                                  --------------
INFORMATION TECHNOLOGY--14.0%
COMMUNICATIONS EQUIPMENT--1.7%
QUALCOMM, Inc.                                          316,000       17,487,440
                                                                  --------------
COMPUTERS & PERIPHERALS--1.8%
International Business Machines Corp.                   140,900       18,032,382
                                                                  --------------
IT SERVICES--1.8%
Automatic Data Processing, Inc.                         423,500       18,087,685
                                                                  --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.9%
Intel Corp.                                             717,400       15,919,106
Linear Technology Corp.                                 546,300       16,962,615
Microchip Technology, Inc.                              651,000       20,786,430
Texas Instruments, Inc.                                 709,500       17,297,610
                                                                  --------------
                                                                      70,965,761
                                                                  --------------
SOFTWARE--1.8%
Microsoft Corp.                                         734,230       18,884,396
                                                                  --------------
MATERIALS--3.7%
CHEMICALS--2.8%
BASF SE, Sponsored ADR                                  137,200        8,653,204
Monsanto Co.(1)                                          85,000       10,124,350
Praxair, Inc.                                           107,200       10,047,856
                                                                  --------------
                                                                      28,825,410
                                                                  --------------
METALS & MINING--0.9%
Allegheny Technologies, Inc.                            190,400        9,004,016
                                                                  --------------
TELECOMMUNICATION SERVICES--3.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
AT&T, Inc.                                              457,300       14,089,413
Verizon Communications, Inc.                            444,578       15,133,435
                                                                  --------------
                                                                      29,222,848
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
America Movil SAB de CV, ADR, Series L                  194,800        9,835,452
                                                                  --------------
UTILITIES--3.7%
ELECTRIC UTILITIES--2.8%
Exelon Corp.                                            117,500        9,237,850
PPL Corp.                                               204,200        9,589,232
Southern Co.                                            268,400        9,498,676
                                                                  --------------
                                                                      28,325,758
                                                                  --------------
MULTI-UTILITIES--0.9%
SCANA Corp.                                             261,100        9,449,207
                                                                  --------------
Total Common Stocks (Cost $1,034,812,275)                            996,506,369
                                                                  --------------
INVESTMENT COMPANY--2.4%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 2.67% (2, 3) (Cost $24,520,980)            24,520,980       24,520,980


                   3 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                                       VALUE
                                                                  --------------
Total Investments, at Value (Cost $1,059,333,255)          99.8%  $1,021,027,349
Other Assets Net of Liabilities                             0.2        1,814,264
                                                                  --------------
Net Assets                                                100.0%  $1,022,841,613
                                                                  ==============

Footnotes to Statement of Investments

(1.) A sufficient amount of liquid assets has been designated to cover outstanding written call options.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES                                   SHARES
                                  OCTOBER 31,      GROSS         GROSS       JULY 31,
                                      2007       ADDITIONS     REDUCTIONS      2008
                                  -----------   -----------   -----------   ----------
Oppenheimer Institutional Money
   Market Fund, Cl. E              9,358,304    250,677,557   235,514,881   24,520,980

                                                                             DIVIDEND
                                                                 VALUE        INCOME
                                                              -----------   ----------
Oppenheimer Institutional Money
   Market Fund, Cl. E                                         $24,520,980    $423,908

(3.) Rate shown is the 7-day yield as of July 31, 2008.

WRITTEN OPTIONS AS OF JULY 31, 2008 ARE AS FOLLOWS:

                                       NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION                     TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------                     ----   ---------   --------   ----------   --------   ---------
C.H. Robinson Worldwide, Inc.   Call       637      $ 65.00     8/18/08    $ 39,296   $      --
Caterpillar, Inc.               Call       839        85.00     8/18/08      37,755      (2,517)
ConocoPhillips                  Call       837        95.00     9/22/08      53,568     (42,687)
Deere & Co.                     Call       675        85.00     8/18/08      46,575          --
Lockheed Martin Corp.           Call       470       110.00     8/18/08      41,830     (16,450)
McDonald's Corp.                Call     1,275        62.50     8/18/08      58,650     (31,875)
Monsanto Co.                    Call        41       145.00     8/18/08       7,134          --
Occidental Petroleum Corp.      Call       491        95.00     9/22/08      34,031     (39,280)
Paccar, Inc.                    Call     1,150        50.00     8/18/08      67,850      (5,750)
Prudential Financial, Inc.      Call       668        70.00     8/18/08      72,812    (167,000)
Rockwell Collins, Inc.          Call     1,103        55.00     8/18/08      48,532     (27,575)
                                                                           --------   ---------
                                                                           $508,033   $(333,134)
                                                                           ========   =========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money


                   4 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                   5 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Written option activity for the period ended July 31, 2008 was as follows:

                                  CALL OPTIONS
                            -----------------------
                            NUMBER OF    AMOUNT OF
                            CONTRACTS     PREMIUMS
                            ---------   -----------
Options outstanding as of
   October 31, 2007            1,621    $   139,797
Options written               67,269      4,115,360
Options closed or expired    (57,462)    (3,505,964)
Options exercised             (3,242)      (241,160)
                             -------    -----------
Options outstanding as of
   July 31, 2008               8,186    $   508,033
                             =======    ===========

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,060,530,905
Federal tax cost of other investments         (508,033)
                                        --------------
Total federal tax cost                  $1,060,022,872
                                        ==============
Gross unrealized appreciation           $   46,527,029
Gross unrealized depreciation              (85,855,686)
                                        --------------
Net unrealized depreciation             $  (39,328,657)
                                        ==============

                   6 | Oppenheimer Rising Dividends Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividend Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008